UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.

================================================================================



                               THE ANALYTIC FUNDS

                                     [LOGO]
                                 ANALYTIC
                                      INVESTORS



                               SEMI-ANNUAL REPORT
                                  June 30, 2007


                         THE ADVISORS' INNER CIRCLE FUND


                         ANALYTIC SHORT-TERM INCOME FUND
                         ANALYTIC GLOBAL LONG-SHORT FUND



================================================================================

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2007
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Schedules of Investments
   Short-Term Income Fund...............................................      1
   Global Long-Short Fund...............................................      4

Statements of Assets and Liabilities....................................     13

Statements of Operations................................................     14

Statements of Changes in Net Assets.....................................     15

Financial Highlights
   Short-Term Income Fund................................................    16
   Global Long-Short Fund................................................    17

Notes to Financial Statements............................................    18

Disclosure of Fund Expenses..............................................    26
--------------------------------------------------------------------------------







The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

57.2%  U.S. GOVERNMENT AGENCY OBLIGATIONS
40.4%  U.S. TREASURY OBLIGATIONS
2.4%   CASH EQUIVALENT

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.8%
--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                      -----------    ----------
FEDERAL HOME LOAN BANK -- 19.5%
    5.375%, 07/17/09.................................. $3,000,000   $ 3,011,577
    5.000%, 09/18/09..................................  2,000,000     1,993,282
    4.875%, 05/14/10..................................  2,000,000     1,983,316
    4.625%, 11/21/08..................................  3,000,000     2,975,085
    3.875%, 08/22/08..................................  2,000,000     1,969,338
    2.625%, 07/15/08..................................  2,000,000     1,947,594
                                                                    -----------
                                                                     13,880,192
                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.2%
    5.750%, 03/15/09..................................  1,000,000     1,008,360
    4.875%, 02/17/09..................................  2,000,000     1,988,858
    4.625%, 12/19/08..................................  3,000,000     2,973,768
    3.625%, 09/15/08..................................  2,000,000     1,961,962
                                                                    -----------
                                                                      7,932,948
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 26.1%
    6.375%, 06/15/09..................................  2,000,000     2,043,600
    5.375%, 08/15/09..................................  2,000,000     2,007,402
    5.250%, 01/15/09..................................  1,500,000     1,500,120
    4.875%, 04/15/09..................................  2,000,000     1,988,608
    4.750%, 03/12/10..................................  3,000,000     2,966,229
    4.625%, 12/15/09..................................  2,000,000     1,973,850
    4.500%, 10/15/08..................................  3,000,000     2,972,658
    4.250%, 05/15/09..................................  2,000,000     1,967,258
    3.875%, 07/15/08..................................  1,100,000     1,084,526
                                                                    -----------
                                                                     18,504,251
                                                                    -----------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $40,480,130)..............................               40,317,391
                                                                    -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) -- 40.1%
--------------------------------------------------------------------------------

                                                      FACE AMOUNT/
                                                         SHARES/
                                                        CONTRACTS      VALUE
                                                      ------------  -----------
  U.S. Treasury Bills
    5.051%, 07/05/07 (B)............................. $   300,000   $   299,920
    4.997%, 10/11/07 (C).............................  28,600,000    28,221,822
                                                                    -----------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $28,504,750)...............................                28,521,742
                                                                    -----------
--------------------------------------------------------------------------------
CASH EQUIVALENT (D) -- 2.4%
--------------------------------------------------------------------------------
  HighMark Diversified Money Market Fund,
    Fiduciary Class, 4.990%
    (Cost $1,698,663)................................   1,698,663     1,698,663
                                                                    -----------
  TOTAL INVESTMENTS -- 99.3%
    (Cost $70,683,543)...............................                70,537,796
                                                                    -----------
--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.2)%
--------------------------------------------------------------------------------
  Amex Biotechnology Index, July 2007, 740 Put ......         (52)      (22,880)
  Amex Oil Index, July 2007, 1300 Put ...............         (29)      (14,210)
  Amex S&P 400 Midcap Index, July 2007, 880 Put......         (45)      (37,350)
  CBOE Nasdaq 100 Index, July 2007, 1875 Put ........         (21)      (19,950)
  Morgan Stanley Cyclical Index, July 2007,
    1050 Put ........................................         (22)      (19,580)
  Morgan Stanley High Technology Index,
    July 2007, 600 Put ..............................          (6)       (1,386)
  S&P 100 Index, July 2007, 685 Put .................         (58)      (35,380)
  S&P 500 Index, July 2007, 1440 Put ................         (27)      (14,310)
                                                                    -----------
  TOTAL WRITTEN INDEX OPTION CONTRACTS
    (Premiums received $183,120).....................                  (165,046)
                                                                    -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
The following forward foreign currency contracts were outstanding as of June 30, 2007:

                                                                                    UNREALIZED
                      CURRENCY TO               CURRENCY TO        CONTRACT        APPRECIATION
MATURITY DATE           RECEIVE                   DELIVER            VALUE        (DEPRECIATION)
-------------         -----------               -----------       ----------      --------------
09/19/07        AUD    8,800,000       USD        7,370,686       $7,446,874          $  76,188
09/19/07        GBP    1,000,000       USD        1,970,411        2,003,655             33,244
09/19/07        NOK   44,000,000       USD        7,238,019        7,462,972            224,953
09/19/07        SEK   22,000,000       USD        3,125,910        3,221,896             95,986
09/19/07        USD    8,170,986       CAD        8,700,000        8,196,035            (25,049)
09/19/07        USD    6,879,778       CHF        8,500,000        6,979,685            (99,907)
09/19/07        USD    6,668,865       EUR        5,000,000        6,770,317           (101,452)
09/19/07        USD    4,513,702       JPY      546,000,000        4,469,059             44,643
                                                                                      ---------
                                                                                      $ 248,606
                                                                                      =========

The following futures contracts were outstanding as of June 30, 2007:

                                         NUMBER
      CONTRACT                             OF          SETTLEMENT         UNREALIZED
      DESCRIPTION                       CONTRACTS         MONTH           DEPRECIATION
      ------------                      ---------     ------------      ---------------
      U.S. 2 Year Note                     60         October 2007         $(21,124)
                                                                           ========

    PERCENTAGES ARE BASED ON NET ASSETS OF $71,022,991.
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
CHF SWISS FRANC
EUR EURO
GBP BRITISH POUND
JPY JAPANESE YEN
NOK NORWEGIAN KRONE
SEK SWEDISH KRONA
USD United States Dollar




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

31.5%  CASH EQUIVALENTS
 8.0%  ELECTRIC EQUIPMENT & SERVICES
 6.8%  CONSUMER PRODUCTS
 6.6%  U.S. TREASURY OBLIGATION
 5.7%  UTILITIES
 4.3%  INSURANCE
 4.1%  RETAIL
 4.0%  COMPUTERS & SERVICES
 3.2%  FOOD, BEVERAGE & TOBACCO
 3.0%  REAL ESTATE
 2.8%  AIRCRAFT
 2.8%  FINANCIAL SERVICES
 2.8%  MEDIA
 2.3%  TELEPHONE & TELECOMMUNICATIONS
 2.2%  MEDICAL PRODUCTS & SERVICES
 2.1%  BUILDING & CONSTRUCTION
 2.1%  METALS & MINING
 1.9%  PETROLEUM
 1.9%  TRANSPORTATION SERVICES
 0.8%  AEROSPACE & DEFENSE
 0.8%  AUTOMOTIVE
 0.2%  CHEMICALS
 0.1%  COAL
 0.0%  PURCHASED OPTIONS
 0.0%  RIGHTS

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK (C) -- 82.2%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------  ------------
AUSTRALIA -- 3.0%
  BHP Billiton .......................................      5,224  $    155,254
  DB RREEF Trust .....................................     37,515        62,541
  ING Industrial Fund ................................     94,716       188,035
  Macquarie Office Trust .............................     74,671       105,796
                                                                   ------------
                                                                        511,626
                                                                   ------------
DENMARK -- 1.6%
  Carlsberg ..........................................      1,550       187,625
  TDC ................................................      1,878        86,910
                                                                   ------------
                                                                        274,535
                                                                   ------------
FINLAND -- 0.2%
  Outokumpu ..........................................        952        32,169
                                                                   ------------
FRANCE -- 2.6%
  Air France-KLM .....................................      5,688       265,718
  Groupe Danone ......................................      2,216       179,629
                                                                   ------------
                                                                        445,347
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------  ------------
GERMANY -- 4.5%
  Deutsche Lufthansa .................................     13,498  $    378,449
  Douglas Holding ....................................      2,331       151,834
  Fresenius Medical Care .............................        546        23,818
  Salzgitter .........................................        824       159,683
  ThyssenKrupp* ......................................        933        55,606
                                                                   ------------
                                                                        769,390
                                                                   ------------
HONG KONG -- 0.5%
  Swire Pacific, Cl A ................................      8,000        88,924
                                                                   ------------
ITALY -- 1.9%
  Fiat ...............................................      6,664       198,631
  Italcementi ........................................      3,777       116,915
                                                                   ------------
                                                                        315,546
                                                                   ------------
JAPAN -- 10.7%
  Hitachi ............................................     59,000       418,033
  Kaken Pharmaceutical ...............................      3,000        21,790
  Mitsumi Electric ...................................      6,500       232,641
  Nisshin Steel ......................................     18,000        82,060
  Odakyu Electric Railway ............................     24,000       147,698
  Olympus ............................................      9,000       350,541
  Sumco ..............................................      5,400       270,667
  Uniden .............................................      6,000        43,824
  Yaskawa Electric ...................................     22,000       250,115
                                                                   ------------
                                                                      1,817,369
                                                                   ------------
NETHERLANDS -- 0.5%
  TNT ................................................      2,037        91,968
                                                                   ------------
NEW ZEALAND -- 0.7%
  Fletcher Building ..................................     12,736       121,515
                                                                   ------------
SINGAPORE -- 2.4%
  Cosco* .............................................     83,000       202,962
  Suntec Real Estate Investment Trust ................    162,000       205,486
                                                                   ------------
                                                                        408,448
                                                                   ------------
SPAIN -- 3.5%
  Inditex ............................................      5,409       319,745
  NH Hoteles .........................................     12,756       276,847
                                                                   ------------
                                                                        596,592
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------  ------------
SWEDEN -- 0.8%
  Castellum* .........................................      9,200  $    111,022
  Fabege* ............................................      1,904        20,964
                                                                   ------------
                                                                        131,986
                                                                   ------------
SWITZERLAND -- 3.4%
  Roche Holding ......................................        735       146,568
  Schindler Holding ..................................        860        57,188
  Swatch Group .......................................      1,343       382,431
                                                                   ------------
                                                                        586,187
                                                                   ------------
UNITED KINGDOM -- 13.0%
  Aggreko ............................................      2,702        31,144
  Balfour Beatty .....................................     27,829       247,347
  Centrica ...........................................     11,917        92,889
  Cookson Group ......................................      3,190        45,378
  De La Rue ..........................................     18,807       293,942
  Imperial Chemical Industries .......................      3,528        44,027
  J Sainsbury ........................................     32,788       384,507
  Legal & General Group ..............................     83,862       252,552
  Punch Taverns ......................................      3,974        98,070
  Reckitt Benckiser ..................................      7,026       385,540
  SSL International ..................................     21,766       190,838
  WPP Group ..........................................      9,606       144,258
                                                                   ------------
                                                                      2,210,492
                                                                   ------------
UNITED STATES -- 32.9%
  AT&T ...............................................      9,800       406,700
  Broadridge Financial Solutions* ....................     10,400       198,848
  CBS ................................................      7,600       253,232
  Ceridian* ..........................................      5,500       192,500
  Chesapeake Energy ..................................      2,500        86,500
  CIT Group ..........................................      2,007       110,044
  Citadel Broadcasting ...............................          1             4
  Convergys* .........................................      9,286       225,093
  Cummins ............................................      3,400       344,114
  Electronic Data Systems ............................     10,119       280,600
  FirstEnergy ........................................      1,400        90,622
  Goldman Sachs Group ................................        400        86,700
  Health Management Associates, Cl A .................     11,900       135,184
  Lincoln National ...................................      4,752       337,154
  Manpower ...........................................      4,200       387,408


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES/
                                                     FACE AMOUNT/
                                                       CONTRACTS       VALUE
                                                     ------------  ------------

UNITED STATES -- CONTINUED
  Massey Energy ......................................        800  $     21,320
  Morgan Stanley .....................................      4,500       377,460
  Northrop Grumman ...................................        636        49,525
  Omnicom Group ......................................        736        38,949
  PG&E ...............................................      6,200       280,860
  Raytheon ...........................................      2,646       142,593
  Reliant Energy* ....................................      2,500        67,375
  Sempra Energy ......................................      7,300       432,379
  SPX ................................................      2,000       175,620
  Tesoro .............................................      2,400       137,160
  Ultra Petroleum* ...................................      3,800       209,912
  Walt Disney ........................................      4,800       163,872
  Wisconsin Energy ...................................      7,100       314,033
  Xcel Energy ........................................      2,600        53,222
                                                                   ------------
                                                                      5,598,983
                                                                   ------------
  TOTAL COMMON STOCK
    (Cost $12,723,519)................................               14,001,077
                                                                   ------------

--------------------------------------------------------------------------------
PREFERRED STOCK (C) -- 2.5%
--------------------------------------------------------------------------------
ITALY -- 2.5%
  Unipol
    (Cost $389,156)...................................    123,670       424,654
                                                                   ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (B) -- 9.0%
--------------------------------------------------------------------------------
  U.S. Treasury Bill
    4.946%, 07/05/07
    (Cost $1,529,177)................................. $1,530,000     1,529,590
                                                                   ------------
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%
--------------------------------------------------------------------------------
  S&P 100 Index, July 2007, 650 Put ..................         25         4,500
  S&P 100 Index, July 2007, 710 Call .................         25         6,250
                                                                   ------------
  TOTAL PURCHASED OPTIONS
    (Cost $23,150)....................................                   10,750
                                                                   ------------
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
ITALY -- 0.0%
  Unipol, Expires 07/02/07*
    (Cost $--) .......................................     70,552            --
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS (D) -- 43.2%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------  ------------
  HighMark Diversified Money Market Fund,
    Fiduciary Class, 4.990% ..........................    671,538  $    671,538
  Union Bank of California Diversified Money
    Market Fund, Fiduciary Shares, 4.330% ............  6,687,115     6,687,115
                                                                   ------------
  TOTAL CASH EQUIVALENTS
    (Cost $7,358,653).................................                7,358,653
                                                                   ------------
  TOTAL INVESTMENTS -- 136.9%
    (Cost $22,023,655)................................               23,324,724
                                                                   ------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (84.6)%
--------------------------------------------------------------------------------
AUSTRALIA -- (7.3)%
  AGL Energy .........................................    (14,426)     (185,666)
  Australian Stock Exchange ..........................     (2,587)     (106,887)
  Goodman Group ......................................    (50,539)     (288,135)
  Insurance Australia Group ..........................    (27,078)     (130,946)
  Macquarie Infrastructure Group* ....................    (99,237)     (303,094)
  Newcrest Mining ....................................     (5,769)     (111,837)
  Perpetual ..........................................       (326)      (21,714)
  Publishing & Broadcasting ..........................     (2,016)      (33,523)
  WorleyParsons ......................................     (2,339)      (67,470)
                                                                   ------------
                                                                     (1,249,272)
                                                                   ------------
AUSTRIA -- (0.8)%
  Oest Elektrizitatswirts, Cl A ......................     (2,680)     (137,106)
                                                                   ------------
BERMUDA -- (0.8)%
  Everest Re Group ...................................     (1,200)     (130,368)
                                                                   ------------
FINLAND -- (2.7)%
  Fortum* ............................................    (10,320)     (323,215)
  YIT* ...............................................     (4,467)     (140,868)
                                                                   ------------
                                                                       (464,083)
                                                                   ------------
FRANCE -- (3.8)%
  Dassault Systems ...................................     (1,416)      (89,423)
  PagesJaunes Group ..................................     (7,188)     (151,150)
  Pernod-Ricard* .....................................       (256)      (56,684)
  Sanofi-Aventis .....................................     (2,520)     (204,543)
  Television Francaise ...............................     (4,178)     (144,845)
                                                                   ------------
                                                                       (646,645)
                                                                   ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------  ------------
GERMANY -- (2.4)%
  Deutsche Telekom ...................................     (1,195) $    (22,094)
  SAP ................................................     (7,421)     (381,554)
                                                                   ------------
                                                                       (403,648)
                                                                   ------------
JAPAN -- (14.8)%
  Aeon Credit Service ................................     (5,100)      (80,695)
  Circle K Sunkus ....................................     (3,600)      (62,675)
  Credit Saison ......................................     (1,100)      (28,592)
  Hoya ...............................................    (13,000)     (430,544)
  Kintetsu ...........................................     (7,000)      (21,029)
  Nissan Motors ......................................     (5,200)      (55,623)
  Nisshin Seifun Group ...............................    (12,500)     (123,386)
  Osaka Gas ..........................................    (62,000)     (229,936)
  Promise ............................................     (4,000)     (123,082)
  Ryohin Keikaku .....................................     (2,600)     (160,638)
  Sankyo .............................................     (2,000)      (84,052)
  Seven & I Holding ..................................    (12,700)     (361,990)
  Sumitomo Bakelite ..................................     (3,000)      (20,964)
  Toho ...............................................     (2,300)      (41,532)
  Tokyo Seimitsu .....................................     (6,500)     (251,063)
  Toppan Printing ....................................     (3,000)      (32,188)
  Trend Micro ........................................     (8,000)     (257,824)
  Yahoo! Japan .......................................       (448)     (151,818)
                                                                   ------------
                                                                     (2,517,631)
                                                                   ------------
NETHERLANDS -- (0.5)%
  Arcelor Mittal .....................................     (1,253)      (78,807)
                                                                   ------------
SWEDEN -- (1.3)%
  Swedish Match* .....................................    (11,400)     (220,280)
                                                                   ------------
SWITZERLAND -- (2.5)%
  Zurich Financial Services ..........................     (1,411)     (436,620)
                                                                   ------------
UNITED KINGDOM -- (14.2)%
  ARM Holdings .......................................    (56,662)     (166,546)
  Biffa ..............................................    (44,371)     (241,698)
  BP .................................................    (33,697)     (407,674)
  Emap ...............................................    (10,793)     (178,216)
  ICAP ...............................................    (16,478)     (163,319)
  London Stock Exchange Group ........................    (13,717)     (372,909)
  Misys ..............................................    (45,664)     (214,843)
  National Express Group .............................     (6,695)     (143,593)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         --------  ------------
UNITED KINGDOM -- CONTINUED
  Tate & Lyle ........................................     (1,987) $    (22,624)
  Vodafone Group .....................................   (128,585)     (432,899)
  Wolseley ...........................................     (3,310)      (79,825)
                                                                   ------------
                                                                     (2,424,146)
                                                                   ------------
UNITED STATES -- (33.5)%
  3M .................................................     (1,907)     (165,509)
  Activision* ........................................     (6,500)     (121,355)
  Altria Group .......................................       (900)      (63,126)
  Amylin Pharmaceticals* .............................     (2,400)      (98,784)
  Broadcom, Cl A* ....................................       (734)      (21,469)
  Carnival ...........................................     (4,994)     (243,557)
  Caterpillar ........................................     (5,200)     (407,160)
  Celgene* ...........................................     (2,800)     (160,524)
  Chico's* ...........................................     (5,400)     (131,436)
  Cisco Systems* .....................................     (1,100)      (30,635)
  Coach* .............................................     (1,600)      (75,824)
  Commerce Bancorp ...................................     (1,100)      (40,689)
  Diamond Offshore Drilling ..........................     (2,400)     (243,744)
  Equitable Resources ................................     (6,200)     (307,272)
  Expeditors International of Washington .............     (2,000)      (82,600)
  Fastenal ...........................................     (3,500)     (146,510)
  Ford Motor .........................................    (36,300)     (341,946)
  General Motors .....................................     (3,100)     (117,180)
  Gilead Sciences* ...................................     (3,200)     (124,064)
  Hershey ............................................       (400)      (20,248)
  Jones Apparel Group ................................     (2,100)      (59,325)
  Juniper Networks* ..................................       (800)      (20,136)
  Lam Research* ......................................       (900)      (46,260)
  Linear Technology ..................................     (8,400)     (303,912)
  Microsoft ..........................................     (5,100)     (150,297)
  PDL BioPharma* .....................................     (2,700)      (62,910)
  Plum Creek Timber +.................................     (5,790)     (241,211)
  Progressive ........................................     (1,600)      (38,288)
  Qualcomm ...........................................     (4,510)     (195,689)
  Southwest Airlines .................................    (25,656)     (382,531)
  Starbucks* .........................................     (3,692)      (96,878)
  UnitedHealth Group .................................     (2,900)     (148,306)
  Vertex Pharmaceuticals* ............................     (6,700)     (191,352)
  Wendy's International ..............................     (8,200)     (301,350)
  Western Union ......................................     (9,500)     (197,885)
  Whole Foods Market .................................     (4,369)     (167,333)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES/
                                                        CONTRACTS      VALUE
                                                        ---------  ------------
UNITED STATES -- CONTINUED
  WM Wrigley Jr. .....................................     (1,900) $   (105,089)
  Yahoo!* ............................................     (1,700)      (46,121)
                                                                   ------------
                                                                     (5,698,505)
                                                                   ------------
  TOTAL SECURITIES SOLD SHORT
    (Proceeds $13,838,491)............................              (14,407,111)
                                                                   ------------
--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.1)%
--------------------------------------------------------------------------------
  S&P 100 Index, July 2007, 685 Put ..................        (25)      (15,250)
  S&P 100 Index, July 2007, 705 Call .................        (25)      (10,250)
                                                                   ------------
  TOTAL WRITTEN INDEX OPTION CONTRACTS
    (Premiums received $35,850).......................             $    (25,500)
                                                                   ============








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
The following futures contracts were outstanding as of June 30, 2007:

                                        NUMBER                              UNREALIZED
        CONTRACT                          OF            SETTLEMENT         APPRECIATION
        DESCRIPTION                    CONTRACTS           MONTH          (DEPRECIATION)
        -----------                    ---------      --------------      --------------
        Amsterdam Index                   15             July 2007           $ 36,795
        Australian Dollar                 41          September 2007           21,935
        British Pound                     19          September 2007           40,269
        CAC40 10 Year Euro Index          21             July 2007             36,073
        Canadian Dollar                  (36)         September 2007           (2,925)
        DAX Index                          4          September 2007           36,745
        DJ Euro Stoxx 50 Index            12          September 2007           12,369
        Euro Dollar                      (15)         September 2007          (39,000)
        FTSE 100 Index                    23          September 2007           20,761
        Hang Seng Index                  (6)             July 2007              1,421
        IBEX 35 Plus Index                10             July 2007             (1,757)
        Japanese Yen                     (14)         September 2007           19,425
        OMX Index                        (86)            July 2007             48,691
        S&P 500 E-Mini Index              10          September 2007            3,695
        S&P 500 Index                     2           September 2007           (3,600)
        S&P/MIB Index                     7           September 2007           20,882
        S&P/TSE 60 Index                 (14)         September 2007          (42,541)
        SPI 200 Index                    (19)         September 2007           25,147
        Swiss Franc                       7           September 2007           10,806
        Topix Index                       4           September 2007              434
                                                                             --------
                                                                             $245,625
                                                                             ========

PERCENTAGES ARE BASED ON NET ASSETS OF $17,031,718.
*   NON-INCOME PRODUCING SECURITY
+   REAL ESTATE INVESTMENT TRUST
CL  CLASS
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS AND OPEN WRITTEN INDEX OPTION CONTRACTS.
(C) ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT SALES.
(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                              SHORT-TERM   GLOBAL LONG-SHORT
                                                                              INCOME FUND        FUND
                                                                             ------------  -----------------
ASSETS
Investments, at Cost..................................................       $70,683,543      $22,023,655
                                                                             ===========      ===========
Investments, at Value -- Note 2........................................       70,537,796       23,324,724
Cash..................................................................                --        7,871,529
Foreign Currency (Cost $0, $1,040)....................................                --            1,040
Unrealized Appreciation on Forward Contracts..........................           475,014               --
Dividends and Interest Receivable.....................................           474,177           84,201
Receivable for Capital Shares Sold....................................           129,017          178,081
Receivable Due from Investment Adviser................................            21,130            3,217
Receivable for Variation Margin on Futures Contracts..................            17,813           82,445
Reclaims Receivable...................................................                --            5,927
Prepaid Expenses......................................................            12,126            7,881
                                                                             -----------      -----------
   Total Assets.......................................................        71,667,073       31,559,045
                                                                             -----------      -----------



LIABILITIES
Payable for Securities Sold Short at Value
  (Proceeds $0, $13,838,491)..........................................                --       14,407,111
Unrealized Depreciation on Forward Contracts..........................           226,408               --
Options Written, at Value (Premiums Received $183,120, $35,850).......           165,046           25,500
Payable for Capital Shares Redeemed...................................           126,720              207
Income Distribution Payable...........................................             2,894               --
Payable for Dividends on Securities Sold Short........................                --           50,786
Payable due to Administrator..........................................            16,754            3,795
Chief Compliance Officer Fees Payable.................................             4,640              899
Payable due to Trustees...............................................             2,188              542
Other Accrued Expenses................................................            99,432           38,487
                                                                             -----------      -----------
   Total Liabilities..................................................           644,082       14,527,327
                                                                             -----------      -----------
NET ASSETS............................................................       $71,022,991      $17,031,718
                                                                             ===========      ===========

NET ASSETS CONSIST OF:
Paid-in Capital.......................................................       $71,370,923      $17,141,560
Undistributed (Distributions in Excess of) Net Investment Income......          (169,062)          98,320
Accumulated Net Realized Loss.........................................          (278,679)      (1,196,744)
Unrealized Appreciation (Depreciation) on Investments and Written
   Options (including securities sold short)..........................          (127,673)         742,799
Unrealized Appreciation (Depreciation) on Futures Contracts...........           (21,124)         245,625
Unrealized Appreciation on Foreign Currency and
   Translation of Other Assets and Liabilities in Foreign Currency....           248,606              158
                                                                             -----------      -----------
Net Assets............................................................       $71,022,991      $17,031,718
                                                                             ===========      ===========


INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value)                                   6,878,466        1,445,026
                                                                             -----------      -----------
NET ASSET VALUE, Offering and Redemption Price Per Share..............            $10.33           $11.79
                                                                             ===========      ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       FOR THE SIX-MONTHS ENDED
                                                       JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                        SHORT-TERM     GLOBAL LONG-SHORT
                                                                        INCOME FUND          FUND
                                                                        -----------    -----------------
INVESTMENT INCOME
Dividends.......................................................        $   38,878        $  483,987
Interest........................................................         1,584,761            27,729
Less: Foreign Taxes Withheld....................................                --            (5,857)
                                                                        ----------        ----------
   TOTAL INVESTMENT INCOME......................................         1,623,639           505,859
                                                                        ----------        ----------
EXPENSES
Administration Fees.............................................           103,035            20,937
Investment Advisory Fees........................................           100,077            67,874
Trustees' Fees..................................................             6,348             1,155
Chief Compliance Officer Fees...................................             5,245             1,078
Dividends on Securities Sold Short..............................                --           248,064
Shareholder Servicing Fees......................................           110,643            13,283
Transfer Agent Fees.............................................            40,444            17,961
Legal Fees......................................................            26,929             5,499
Printing Fees...................................................            19,806             4,057
Audit Fees......................................................            11,269            11,142
Registration and Filing Fees....................................             9,057             7,253
Custodian Fees..................................................             3,729            33,204
Pricing Fees....................................................             3,255             6,480
Other Expenses..................................................             4,464               954
                                                                        ----------        ----------
   TOTAL EXPENSES...............................................           444,301           438,941
Less:
Waiver of Investment Advisory Fees..............................          (100,077)          (67,874)
Reimbursement of Expenses by Investment Adviser.................          (141,926)          (34,267)
Fees Paid Indirectly -- Note 4..................................            (2,140)             (490)
                                                                        ----------        ----------
   NET EXPENSES.................................................           200,158           336,310
                                                                        ----------        ----------
NET INVESTMENT INCOME...........................................         1,423,481           169,549
                                                                        ----------        ----------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short)................           (34,755)          (92,040)
   Written Option Contracts.....................................           (23,487)               --
   Foreign Currency Transactions................................           266,490           (30,913)
   Futures Contracts............................................           (68,707)          249,897
                                                                        ----------        ----------
   TOTAL NET REALIZED GAIN......................................           139,541           126,944
                                                                        ----------        ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments (including securities sold short)................           (80,147)          273,032
   Written Option Contracts.....................................             8,374            10,350
   Foreign Currency Transactions................................           191,324              (780)
   Futures Contracts............................................             4,410           129,483
                                                                        ----------        ----------
   NET CHANGE IN UNREALIZED APPRECIATION........................           123,961           412,085
                                                                        ----------        ----------
   NET REALIZED AND UNREALIZED GAIN.............................           263,502           539,029
                                                                        ----------        ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................        $1,686,983        $  708,578
                                                                        ==========        ==========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SHORT-TERM INCOME FUND         GLOBAL LONG-SHORT FUND
                                                         ----------------------------   ----------------------------
                                                           SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                                             ENDED           ENDED          ENDED           ENDED
                                                         JUNE 30, 2007   DECEMBER 31,   JUNE 30, 2007   DECEMBER 31,
                                                          (UNAUDITED)        2006        (UNAUDITED)        2006
                                                         -------------   ------------   ------------    -----------
OPERATIONS:
   Net Investment Income................................ $  1,423,481    $  2,424,696    $   169,549    $   196,048
   Net Realized Gain....................................      139,541         259,841        126,944        210,513
   Net Change in Unrealized Appreciation ...............      123,961         242,152        412,085        478,150
                                                         ------------    ------------    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS....................................    1,686,983       2,926,689        708,578        884,711
                                                         ------------    ------------    -----------    -----------
DIVIDENDS:
   Net Investment Income...............................    (1,442,504)     (2,393,373)            --       (263,557)
   Return of Capital...................................            --        (114,435)            --             --
                                                         ------------    ------------    -----------    -----------
   TOTAL DIVIDENDS.....................................    (1,442,504)     (2,507,808)            --       (263,557)
                                                         ------------    ------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Issued............................................    19,221,735      53,752,948      6,313,536      9,614,062
     Reinvestment of Distributions.....................     1,422,771       2,472,456             --        261,035
     Redemption Fees...................................           431              --          3,635            486
     Redeemed..........................................   (14,919,585)    (39,940,331)    (2,712,104)    (3,258,039)
                                                         ------------    ------------    -----------    -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS........     5,725,352      16,285,073      3,605,067      6,617,544
                                                         ------------    ------------    -----------    -----------
   TOTAL INCREASE IN NET ASSETS........................     5,969,831      16,703,954      4,313,645      7,238,698
                                                         ------------    ------------    -----------    -----------
NET ASSETS:
   Beginning of Period.................................    65,053,160      48,349,206     12,718,073      5,479,375
                                                         ------------    ------------    -----------    -----------
   End of Period.......................................  $ 71,022,991    $ 65,053,160    $17,031,718    $12,718,073
                                                         ============    ============    ===========    ===========
   Undistributed (Distributions in Excess of)
     Net Investment Income.............................  $   (169,062)   $   (416,529)   $    98,320    $   (40,316)
                                                         ============    ============    ===========    ===========
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Issued............................................     1,865,428       5,266,094       547,904         896,592
     Reinvestment of Distributions.....................       138,017         241,793            --              --
     Redeemed..........................................    (1,448,197)     (3,904,294)     (241,074)       (303,029)
                                                         ------------    ------------    -----------    -----------
NET INCREASE IN SHARES OUTSTANDING
  FROM SHARE TRANSACTIONS..............................       555,248       1,603,593        306,830        593,563
                                                         ============    ============    ===========    ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          SELECTED PER SHARE DATA & RATIOS
                                                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                           SIX MONTHS
                                                              ENDED                  YEARS ENDED DECEMBER 31,
                                                          JUNE 30, 2007 --------------------------------------------------
                                                           UNAUDITED)@    2006        2005       2004       2003    2002(1)
                                                           -----------  --------    --------   --------   -------   ------
Net Asset Value,
   Beginning of Period...............................        $  10.29   $  10.24    $  10.37   $  10.45   $ 10.19   $ 9.93
                                                             --------   --------    --------   --------   -------   ------
Income from Investment Operations:
   Net Investment Income.............................            0.22*      0.41*       0.28*      0.16*     0.16*    0.21
   Net Realized and Unrealized Gain..................            0.04       0.06        0.05       0.06      0.42     0.41
                                                             --------   --------    --------   --------   -------   ------
   Total from Investment Operations..................            0.26       0.47        0.33       0.22      0.58     0.62
                                                             --------   --------    --------   --------   -------   ------
Redemption Fees......................................              --**       --          --         --        --       --
                                                             --------   --------    --------   --------   -------   ------
Dividends and Distributions:
   Net Investment Income.............................           (0.22)     (0.42)(3)   (0.46)     (0.27)    (0.32)   (0.36)
   Net Realized Gains................................              --         --          --      (0.03)       --       --
                                                             --------   --------    --------   --------   -------   ------
   Total Dividends and Distributions.................           (0.22)     (0.42)      (0.46)     (0.30)    (0.32)   (0.36)
                                                             --------   --------    --------   --------   -------   ------

Net Asset Value,
   End of Period.....................................        $  10.33   $  10.29    $  10.24   $  10.37   $ 10.45   $10.19
                                                             ========   ========    ========   ========   =======   ======
TOTAL RETURN+........................................            2.56%      4.70%       3.20%      2.12%     5.76%    6.39%
                                                             ========   ========    ========   ========   =======   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)................         $71,023    $65,053     $48,349    $25,874   $15,055   $3,913
Ratio of Expenses to Average Net Assets..............            0.61%(2)   0.61%(2)    0.60%(2)   0.60%     0.60%    0.60%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursements and
   Fees Paid Indirectly).............................            1.33%      1.47%       1.12%      1.55%     2.26%    4.31%
Ratio of Net Investment Income to
   Average Net Assets................................            4.27%      3.99%       2.70%      1.55%     1.53%    2.08%
Portfolio Turnover Rate..............................               8%        23%        100%        25%       22%     113%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE
    PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  * PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
 ** AMOUNT REPRESENTS LESS THAN $0.01.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED
    AND/OR REIMBURSED BY THE ADVISER DURING THE YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM INCOME FUND.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.60%.
(3) INCLUDES A RETURN OF CAPITAL OF $(0.02).
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       SELECTED PER SHARE DATA & RATIOS
                                                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                          SIX MONTHS
                                                             ENDED                  YEARS ENDED DECEMBER 31,
                                                        JUNE 30, 2007   -----------------------------------------------
                                                         (UNAUDITED)@     2006        2005      2004     2003    2002(2)
                                                        --------------  -------      ------    ------   ------   ------
Net Asset Value, Beginning of Period.................       $ 11.17     $ 10.06      $ 9.10    $ 8.51   $ 6.75   $ 7.44
                                                            -------     -------      ------    ------   ------   ------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)......................          0.14*       0.25*       0.03*    (0.12)*   0.03*    0.12
   Net Realized and Unrealized Gain (Loss)...........          0.48        1.10        0.93      0.71     1.76    (0.62)
                                                            -------     -------      ------    ------   ------   ------
   Total from Investment Operations..................          0.62        1.35        0.96      0.59     1.79    (0.50)
                                                            -------     -------      ------    ------   ------   ------
Redemption Fees......................................            --**        --**        --**      --       --       --
                                                            -------     -------      ------    ------   ------   ------
Dividends and Distributions:
   Net Investment Income.............................            --       (0.24)         --        --**  (0.03)   (0.19)(1)
   Net Realized Gain.................................            --          --          --        --       --       --
                                                            -------     -------      ------    ------   ------   ------
   Total Dividends and Distributions.................            --       (0.24)         --        --**  (0.03)   (0.19)(1)
                                                            -------     -------      ------    ------   ------   ------

Net Asset Value, End of Period.......................       $ 11.79     $ 11.17      $10.06    $ 9.10   $ 8.51   $ 6.75
                                                            =======     =======      ======    ======   ======   ======
TOTAL RETURN+........................................          5.55%      13.39%      10.55%     6.98%   26.59%   (6.73)%
                                                            =======     =======      ======    ======   ======   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)................       $17,032     $12,718      $5,479    $2,643   $2,267   $1,471
Ratio of Expenses to Average Net Assets
   (including Dividend Expense)......................          4.96%(5)    3.93%(4)    4.04%(3)  3.90%    2.04%    1.30%
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense)......................          1.31%(5)    1.31%(4)    1.31%(3)  1.30%    1.30%    1.30%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursements and Fees
   Paid Indirectly and Including Dividend Expense)...          6.47%       6.18%       6.13%     8.06%    7.42%    6.92%
Ratio of Net Investment Income (Loss)
   to Average Net Assets.............................          2.50%       2.29%       0.28%    (1.41)%   0.35%    1.05%

Portfolio Turnover Rate..............................           107%        117%        134%       73%     162%++   198%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE
    PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  * PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
 ** AMOUNT REPRESENTS LESS THAN $0.01.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED
    AND/OR REIMBURSED BY THE ADVISER DURING THE YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ RATIO HAS BEEN RESTATED. THE RATIO IMPROPERLY INCLUDED THE EFFECTS OF SHORT
    SALE ACTIVITY; SUCH EFFECTS HAVE BEEN APPROPRIATELY EXCLUDED FROM THE RESTATED RATIOS. THE RESTATEMENT HAD NO EFFECT ON THE NET ASSET VALUES OF THE FUND.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL FUND.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.03% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2005.
(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 3.92% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2006.
(5) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.95% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE PERIOD ENDED JUNE 30, 2007.
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 35 funds. The financial statements herein are those of the Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (each a "Fund" and collectively the "Funds"). The investment objective of the Short-Term Income Fund is to provide a high level of income consistent with both low fluctuations in market value and low credit risk by investing primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. The investment objective of the Global Long-Short Fund is above average total returns by investing primarily in long and short positions in equity securities of publicly traded companies in the United States and in foreign developed markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

    SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot beobtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

    Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Proceduresare implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; thesecurity's primary trading market is temporarily closed at a time when under normal conditions it would be open;

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS




--------------------------------------------------------------------------------
    or the security's primary pricing source is not able or willing to provide a price. When a security is valuedin accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2007, there were no fair valued securities.

    The Global Long-Short Fund use FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser to the Fund believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's administrator and requests that a meeting of the Committee be held.

    If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

    Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board.

    For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

    SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
    FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

    FUTURES CONTRACTS -- Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

    DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
    WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

    When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

    When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

    The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

    Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

    EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually, if any. Distributions of net realized capital gains, if any, for the Funds, will be distributed annually.

    REDEMPTION FEES -- The Short-Term Income Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 10 days. The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the six months ended June 30, 2007, the Short-Term Income Fund and the Global Long-Short Fund retained $431 and $3,635, respectively, in redemption fees.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, Short-Term Income Fund and Global Long-Short Fund earned credits of $2,140 and $490, respectively, which were used to offset transfer agent expenses. These are presented as "Fees Paid Indirectly" in the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. These shareholderservicing fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the arrangement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.30% of the average daily net assets of the Short-Term Income Fund; and 1.00% of the average daily net assets of the Global Long-Short Fund.

The Adviser has voluntarily agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments, written index options and securities sold short, for the six months ended June 30, 2007, were as follows:

                                                                   U.S. GOVT.        U.S. GOVT.
                               PURCHASES     SALES AND MATURITIES   PURCHASES   SALES AND MATURITIES
                             -----------     --------------------  ----------   --------------------
     Short-Term Income Fund  $ 6,973,904         $ 1,973,540           $--          $1,009,847
     Global Long-Short Fund   14,677,452          13,155,918            --                  --

Transactions in option contracts written for the six months ended June 30, 2007, were as follows:

                                                 SHORT-TERM INCOME FUND        GLOBAL LONG-SHORT FUND
                                                 ----------------------        ----------------------
                                                  NUMBER OF                     NUMBER OF
                                                  CONTRACTS   PREMIUMS          CONTRACTS   PREMIUMS
                                                 ----------- ----------        -----------  ---------
     Outstanding at December 31, 2006                 564     $  87,530              --      $    --
     Options written                                4,337       956,230              50       35,850
     Options terminated in closing purchase
       transactions                                (1,004)     (234,994)             --           --
     Options expired                               (3,637)     (625,646)             --           --
                                                   ------     ---------              --      -------
     Outstanding at June 30, 2007                     260     $ 183,120              50      $35,850
                                                   ======     =========              ==      =======

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from the distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period the differences arise.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                   ORDINARY        RETURN OF
     FUNDS                          INCOME          CAPITAL           TOTAL
     ---------                   -------------   ---------------    ----------
     Short-Term Income Fund
     2006                          $2,393,373       $114,435        $2,507,808
     2005                           1,743,307             --         1,743,307
     Global Long-Short Fund
     2006                             263,557             --           263,557
     2005                                  --             --                --

As of December 31, 2006, the components of Accumulated Losses on a tax basis were as follows:

                                                    -------------------------
                                                    SHORT-TERM      GLOBAL
                                                      INCOME      LONG-SHORT
                                                       FUND          FUND
                                                    ----------    -----------
     Undistributed Ordinary Income                   $      --    $   100,821
     Capital Loss Carryforwards                       (107,905)    (1,343,126)
     Post October Losses                               (65,424)            --
     Net Unrealized Appreciation (Depreciation)       (116,023)       423,885
     Other Temporary Differences                      (303,059)            --
                                                     ---------    -----------
     Total Accumulated Losses                        $(592,411)   $  (818,420)
                                                     =========    ===========

For Federal income tax purposes, net capital loss carryforwards as of December 31, 2006 (which will expire in the years indicated) may be carried forward and applied against future net capital gains as follows:


     FUNDS                        2009         2010        2013       TOTAL
     ------                     --------    --------    --------   ----------
     Short-Term Income Fund     $     --    $     --    $107,905   $  107,905
     Global Long-Short Fund      818,550     524,576          --    1,343,126

During the year ended December 31, 2006, the Short-Term Income Fund and the Global Long-Short Fund utilized net capital loss carryforwards of $526,297 and $251,365, respectively, to offset net capital gains.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2006 through December 31, 2006 that, in accordance with Federal income tax regulations the Short-Term Income Fund has elected to defer and treat as having arisen in the following fiscal year.


At June 30, 2007, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities (excluding securities sold short and written index option contracts) held by the Funds were as follows:

                                                                            NET UNREALIZED
                                  FEDERAL     APPRECIATED     DEPRECIATED     APPRECIATION
     FUNDS                        TAX COST     SECURITIES     SECURITIES    (DEPRECIATION)
     ------                     -----------    ----------     -----------   ---------------
     Short-Term Income Fund     $70,786,340    $   31,313      $(279,857)     $ (248,544)
     Global Long-Short Fund      22,023,655     1,553,893       (252,824)      1,301,069

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
--------------------------------------------------------------------------------
8. INVESTMENT RISKS:

At June 30, 2007, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At June 30, 2007,  the  percentage  of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

     FUNDS                            NO. OF SHAREHOLDERS     % OWNERSHIP
     -----                            -------------------     -----------
     Short-Term Income Fund                     2                 82.09%
     Global Long-Short Fund                     4                 73.45

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds'maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not applY to your specific investment.
--------------------------------------------------------------------------------
                                    BEGINNING     ENDING               EXPENSES
                                      ACCOUNT    ACCOUNT  ANNUALIZED       PAID
                                        VALUE      VALUE     EXPENSE     DURING
                                       1/1/07    6/30/07      RATIOS    PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Analytic Short-Term Income Fund     $1,000.00  $1,025.60       0.60%     $ 3.01
Analytic Global Long-Short Fund      1,000.00   1,055.50       4.95       25.23

HYPOTHETICAL 5% RETURN
Analytic Short-Term Income Fund     $1,000.00  $1,021.82       0.60%     $ 3.01
Analytic Global Long-Short Fund      1,000.00   1,000.25       4.95       24.55

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value or the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                                      NOTES

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



This information must be preceded or accompanied by a current prospectus for the Funds described.





ANA-SA-001-0500

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date:  August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date:  August 20, 2007


By (Signature and Title)*                    /s/ Michael Lawson
                                             ------------------
                                             Michael Lawson
                                             Controller & CFO


Date:  August 20, 2007

* Print the name and title of each signing officer under his or her signature.